Investments in Joint Ventures, Associates and Other - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Sep. 28, 2016	Feb. 06, 1997	Jul. 27, 2010	Mar. 31, 1993	Dec. 31, 2016 Barrels
Deer Park Refining Limited [member] | PMI NASA [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage				50.00%
Texas Frontera, LLC. [member]
Disclosure of Investments in Associates and Other [Line Items]
Number of tanks					7
Barrels of capacity					120,000
Texas Frontera, LLC. [member] | PMI SUS [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage			50.00%
Gasoductos de Chihuahua, S. de R. L. de C. V. [member]
Disclosure of Investments in Associates and Other [Line Items]
Acquired percentage	50.00%
Participation of share capital, percentage		50.00%